Average Annual Total Returns - FidelityFreedomFunds-K6ComboPRO - FidelityFreedomFunds-K6ComboPRO - Fidelity Freedom 2050 Fund	Sep. 08, 2023
Fidelity Freedom 2050 Fund - Class K6 | Return Before Taxes
Average Annual Return:
Past 1 year	(18.10%)
Past 5 years	5.38%
Since Inception	6.61%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Since Inception	10.49%	[1]
F0391
Average Annual Return:
Past 1 year	(18.17%)
Past 5 years	5.41%
Since Inception	6.65%	[1]

[1]	AFrom June 7, 2017.